Note 11 - Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]
10 .	Subsequent Events

Reverse stock split

Effect
ive
November 7, 2017,
we implemented a
1
-for-
10
reverse split of our common stock.
No
fractional shares were issued in connection with the reverse stock split. Stockholders received a proportionate cash payment for any fractional shares based upon the closing price of our common stock on the effective date of the reverse stock split. The reverse stock split was intended to increase the market price per share of our common stock to a level that qualifies for listing on the Nasdaq Capital Market. The Company is taking additional actions to meet the remaining listing requirements. Until the Company meets the criteria for listing and an application for listing is accepted by Nasdaq, which may
not
happen within a reasonable time frame, if at all, its common stock will continue to be eligible for quotation on the OTCQB Venture Marketplace tier of the over-the-counter markets administered by the OTC Markets Group, Inc. under the symbol ”SNBP“. The reverse stock split did not
affect the par value of our common stock, however, concurrent with the reverse stock split, the number of shares of common and preferred stock authorized for issuance by the Company was reduced by
50%
to
100,000,000
and
10,000,000,
respectively. Proportional adjustments were also made to the Company’s
2016
Omnibus Incentive Plan, outstanding stock options, warrants and outstanding convertible notes payable. The new CUSIP number for our common stock following the reverse stock split is
8666M
206.
All references to share and per share amounts included in these condensed consolidated financial statements have been retroactively restated to reflect the reverse split.

11.
     Subsequent Events

Sales of convertible promissory notes

On each of
February

17,
March 3,
March 10
and
March 17, 2017,
we entered into Note Purchase Agreements (the “Note Agreements”) with a number of accredited purchasers in private transactions. Pursuant to these Note Agreements we sold convertible promissory notes payable (the
“2017
Convertible Notes”) raising gross proceeds of
$3.1
million.

The
2017
Convertible Notes are scheduled to mature on
December 1, 2018
and bear interest at a rate of
5.0%
per annum. Principal and interest on the Notes are payable at maturity. The Company may
prepay the Notes in whole or in part at any time without penalty or premium. The Notes may
be converted into shares of common stock or other securities of the Company upon certain triggering events as described in the Notes, including certain transactions and upon the request of a holder of any Note. Upon the occurrence of certain events of default, the Notes require the Company to repay the unpaid principal amount of the Notes and any unpaid accrued interest. The Company expects to use the net proceeds from the sales of the Notes for working capital and general corporate purposes. One of our stockholders, who beneficially owns more than
10%
of our common stock, purchased
$200,000
of these notes.

Conversion of convertible notes payable

In
March 2017,
we offered to all holders of outstanding
2013
Convertible Notes and to all holders of the demand notes payable (collectively the “Notes”) who were accredited investors an opportunity to convert all outstanding principal and accrued interest through
March 31, 2017
into shares of our common stock at a rate of
$0.75
per share. The offered conversion rate represents a
$0.375,
or
33.3%,
discount from the rate stated in the terms of the
2013
Convertible Notes, which at the time was
$1.125
per share. The eligible holders had until
March 27, 2017
to accept the offer and holders of
$3,000,000
aggregate principle amount of the Notes accepted the offer. Accordingly, on
March 31, 2017
our Company will issue
4,183,333
shares of common stock in exchange for the surrender of the Notes representing
$3,000,000
of principal amount and
$137,500
of accrued but previously unpaid interest. The shares were issued in reliance on the exemption from registration set forth in Section
3
(a)(
9
) of the Securities Act as securities exchanged by an issuer with existing security holders where no
commission or other remuneration is paid or given directly or indirectly by the issuer for soliciting such exchange.